UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006
                                                --------------------

Check here if Amendment []; Amendment Number:   -----------

This Amendment (Check only one.):     [] is a restatement.
                                      [] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        SHAY ASSETS MANAGEMENT, INC.
             ----------------------------
Address:     230 WEST MONROE STREET
             ----------------------------
             SUITE 2810
             ----------------------------
             CHICAGO, IL  60606
             ----------------------------

13F File Number:  28-7232
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     RODGER D. SHAY, JR.
          ----------------------------
Title:    PRESIDENT
          ----------------------------
Phone:    (312) 214-6590
          ----------------------------

Signature, Place, and Date of Signing:

   /S/ RODGER D. SHAY, JR.          CHICAGO, IL             FEBRUARY 8, 2007
   -----------------------          -------------------    --------------------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          NONE
                                            --------------------
Form 13F Information Table Entry Total:                       28
                                            --------------------
Form 13F Information Table Value Total:                  132,789
                                            --------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                      FORM 13F INFORMATION TABLE
     ITEM 1                ITEM 2      ITEM 3       ITEM 4            ITEM 5         ITEM 6       ITEM 7            ITEM 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                           TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER              CLASS        CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------           --------    ----------   ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
ABBOTT LABORATORIES         COMMON     002824100      4,871    100,000                SOLE                   X
AMERICAN EXPRESS CO.        COMMON     025816109      3,640     60,000                SOLE                   X
AMERICAN INT'L GROUP        COMMON     026874107      5,876     82,000                SOLE                   X
ANHEUSER-BUSCH              COMMON     035229103      4,674     95,000                SOLE                   X
AUTOMATIC DATA PROCESSING   COMMON     053015103      4,531     92,000                SOLE                   X
BERKSHIRE HATHAWAY INC.     CLASS A    084670108      6,929         63                SOLE                   X
CISCO SYSTEMS               COMMON     17275R102      4,783    175,000                SOLE                   X
COCA COLA CO                COMMON     191216100      4,584     95,000                SOLE                   X
DELL INC.                   COMMON     24702R101      3,889    155,000                SOLE                   X
EXXON MOBIL CORP.           COMMON     30231G102      4,598     60,000                SOLE                   X
FEDEX CORP.                 COMMON     31428X106      3,584     33,000                SOLE                   X
GENERAL ELECTRIC CO.        COMMON     369604103      6,400    172,000                SOLE                   X
HARLEY-DAVIDSON, INC.       COMMON     412822108      3,524     50,000                SOLE                   X
HOME DEPOT, INC.            COMMON     437076102      6,225    155,000                SOLE                   X
ILLINOIS TOOL WORKS, INC.   COMMON     452308109      3,649     79,000                SOLE                   X
JOHNSON & JOHNSON           COMMON     478160104      6,602    100,000                SOLE                   X
MEDTRONIC, INC.             COMMON     585055106      4,816     90,000                SOLE                   X


                                                      FORM 13F INFORMATION TABLE
     ITEM 1                 ITEM 2      ITEM 3       ITEM 4            ITEM 5         ITEM 6       ITEM 7            ITEM 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                           TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER              CLASS        CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------           --------    ----------   ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
MERRILL LYNCH               COMMON     590188108      4,562     49,000                SOLE                   X
MICROSOFT CORP.             COMMON     594918104      5,226    175,000                SOLE                   X
OMNICOM GROUP               COMMON     681919106      4,391     42,000                SOLE                   X
PEPSICO INC.                COMMON     713448108      5,817     93,000                SOLE                   X
PFIZER, INC.                COMMON     717081103      2,720    105,000                SOLE                   X
PROCTER & GAMBLE CO.        COMMON     742718109      6,427    100,000                SOLE                   X
SYSCO CORPORATION           COMMON     871829107      4,227    115,000                SOLE                   X
3M CO                       COMMON     88579Y101      5,065     65,000                SOLE                   X
WAL MART STORES INC.        COMMON     931142103      6,050    131,000                SOLE                   X
WELLS FARGO CO.             COMMON     949746101        889     25,000                SOLE                   X
WRIGLEY (WM.) JR. CO.       COMMON     982526105      4,241     82,000                SOLE                   X
TOTAL                                               132,789